Significant Accounting Judgements, Estimates and Assumptions (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Schedule of Asset Retirement Obligation

Set out below is the movement in the asset retirement obligation:

As at 1 January	2,124,299	2,056,259
Asset retirement obligation – accretion expense	70,291	68,040
As at 31 December	2,194,590	2,124,299